Document and Entity Information (USD $)	3 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Document and Entity Information
Entity Registrant Name	FullNet Communications Inc
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Central Index Key	0001092570
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		7,852,464
Entity Public Float	$ 264,207
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash	$ 11,751		$ 10,856
Accounts receivable, net	25,661		16,119
Prepaid expenses and other current assets	19,811		6,092
Total current assets	57,223		33,067
PROPERTY AND EQUIPMENT, net	89,023		86,065
OTHER ASSETS	8,599		5,288
TOTAL ASSETS	154,845		124,420
CURRENT LIABILITIES
Accounts payable	368,753		399,882
Accrued and other liabilities, current portion	1,025,919		1,038,311
Notes payable, current portion	78,450		77,452
Deferred revenue	182,994		133,864
Total current liabilities	1,656,116		1,649,509
ACCRUED AND OTHER LIABILITIES, less current portion	22,178		18,265
NOTES PAYABLE, less current portion	256,473		274,848
Total liabilities	1,934,767		1,942,622
STOCKHOLDERS' DEFICIT
Common stock	86	[1]	79	[2]
Additional paid-in capital	8,406,919		8,397,829
Accumulated deficit	(10,186,927)		(10,216,110)
Total stockholders' deficit	(1,779,922)		(1,818,202)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 154,845		$ 124,420

[1]	$.00001 par value; authorized, 10,000,000 shares; issued and outstanding, 8,578,161 shares
[2]	$.00001 par value; authorized, 10,000,000 shares; issued and outstanding, 7,852,464 shares

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	8,578,161	7,852,464

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES
Access service revenues	$ 63,353	$ 67,131	$ 184,843	$ 228,956
Co-location and other revenues	427,767	370,553	1,222,884	1,028,533
Total revenues	491,120	437,684	1,407,727	1,257,489
OPERATING COSTS AND EXPENSES
Cost of access service revenues	42,973	44,786	131,586	142,469
Cost of co-location and other revenues	89,273	111,269	273,855	299,712
Selling, general and administrative expenses	312,624	338,118	914,820	1,037,043
Depreciation and amortization	15,278	14,952	40,066	48,635
Total operating costs and expenses	460,148	509,125	1,360,327	1,527,859
INCOME (LOSS) FROM OPERATIONS	30,972	(71,441)	47,400	(270,370)
INTEREST EXPENSE	6,001	20,567	18,217	61,125
INCOME (LOSS) before income taxes	24,971	(92,008)	29,183	(331,495)
Income tax expense (benefit)	0	0	0	0
NET INCOME (LOSS)	$ 24,971	$ (92,008)	$ 29,183	$ (331,495)
Net income (loss) per common share -basic		$ (0.01)		$ (0.04)
Net income (loss) per common share - assuming dilution		$ (0.01)		$ (0.04)
Weighted average shares outstanding - basic	8,578,161	7,922,721	8,222,057	7,922,721
Weighted average shares outstanding - assuming dilution	8,735,675	7,922,721	8,724,387	7,922,721

CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS’ EQUITY (USD $)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit
Stockholders' deficit at Dec. 31, 2010	$ (1,818,202)	$ 79	$ 8,397,829	$ (10,216,110)
Shares outstanding at Dec. 31, 2010	7,852,464	7,852,464
Stock compensation	1,841		1,841
Stock options exercise	7,256	7	7,249
Stock options exercise, shares	725,697	725,697
Net income (loss)	29,183			29,183
Stockholders' deficit at Sep. 30, 2011	$ (1,779,922)	$ 86	$ 8,406,919	$ (10,186,927)
Shares outstanding at Sep. 30, 2011	8,578,161	8,578,161

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 29,183	$ (331,495)
Adjustments to reconcile net income(loss) to net cash provided by operating activities
Depreciation and amortization	40,066	48,635
Stock compensation	1,841	63
Provision for uncollectible accounts receivable	901	5,052
Net (increase) decrease in Accounts receivable	(10,443)	(19,344)
Net (increase) decrease in Prepaid expenses and other current assets	(13,719)	1,570
Net increase (decrease) in Accounts payable	(31,129)	66,509
Net increase (decrease) in Accrued and other liabilities	(8,479)	218,682
Net increase (decrease) in Deferred revenue	49,130	26,480
Net cash provided by operating activities	57,351	16,152
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(36,279)	(19,518)
Acquisition of business	(10,056)
Net cash used in investing activities	(46,335)	(19,518)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on borrowings under notes payable	(17,377)
Proceeds from exercise of stock options	7,256
Net cash used in financing activities	(10,121)
Net increase (decrease) in cash	895	(3,366)
Cash at beginning of period	10,856	11,905
Cash at end of period	11,751	8,539
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	$ 15,795	$ 15,112

Interim Reporting	3 Months Ended
Sep. 30, 2011
Interim Reporting
Quarterly Financial Information [Text Block]
1.	UNAUDITED INTERIM FINANCIAL STATEMENTS

The unaudited condensed consolidated financial statements and related notes have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been omitted pursuant to such rules and regulations. The accompanying unaudited condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements of the Company and notes thereto for the year ended December 31, 2010.

The information furnished reflects, in the opinion of management, all adjustments, consisting of normal recurring accruals, necessary for a fair presentation of the results of the interim periods presented. Operating results of the interim period are not necessarily indicative of the amounts that will be reported for the year ending December 31, 2011.  Certain reclassifications have been made to prior period balances to conform with the presentation for the current period.

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]
2.	MANAGEMENT’S PLANS

At September 30, 2011, current liabilities exceed current assets by  $1,598,893. The Company does not have a line of credit or credit facility to serve as an additional source of liquidity. Historically the Company has relied on shareholder loans as an additional source of funds. The Company is in default on a convertible promissory note (see Note 8 — Notes Payable). These factors raise substantial doubts about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon continued operations of the Company that in turn is dependent upon the Company’s ability to meet its financing requirements on a continuing basis, to maintain present financing, to achieve the objectives of its business plan and to succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

The Company’s business plan includes, among other things, expansion of its Internet access services through mergers and acquisitions and the development of its web hosting, co-location, and traditional telephone services. Execution of the Company’s business plan will require significant capital to fund capital expenditures, working capital needs and debt service. Current cash balances will not be sufficient to fund the Company’s current business plan beyond the next few months. As a consequence, the Company is currently focusing on revenue enhancement and cost cutting opportunities as well as working to sell non-core assets and to extend vendor payment terms. The Company continues to seek additional convertible debt or equity financing as well as the placement of a credit facility to fund the Company’s liquidity. There can be no assurance that the Company will be able to obtain additional capital on satisfactory terms, or at all, or on terms that will not dilute the shareholder’s interests.

Use of Estimates, Policy [Policy Text Block]
3.	USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures; accordingly, actual results could differ from those estimates.

Earnings Per Share	3 Months Ended
Sep. 30, 2011
Earnings Per Share
Earnings Per Share [Text Block]
4.	INCOME (LOSS) PER SHARE

Income (loss) per share — basic is calculated by dividing net income (loss) by the weighted average number of shares of stock outstanding during the period, including shares issuable without additional consideration. Income (loss) per share — assuming dilution is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the period adjusted for the effect of dilutive potential shares calculated using the treasury stock method.

	Three Months Ended			Nine Months Ended
	September 30, 2011		September 30, 2010	September 30, 2011		September 30, 2010
Numerator:
Net income (loss)		$24,971	$(92,008)		$29,183	$(331,495)
Denominator:
Weighted average shares outstanding — basic		8,235,697	7,922,721		8,043,010	7,922,721
Effect of dilutive stock options		43,161	—		230,823	—
Effect of dilutive warrants		167,037	—		422,437	—

Weighted average shares outstanding — assuming dilution		8,445,895	7,922,721		8,696,270	7,922,721

Net income (loss) per share — basic	$	NIL	$(.01)	$	NIL	$(.04)

Net income (loss) per share — assuming dilution	$	NIL	$(.01)	$	NIL	$(.04)

Stock options to purchase 1,519,788 shares of common stock at exercise prices ranging from  $.04 to  $1.00 per share were outstanding for the three and nine months ended September 30, 2011, but were not included in the calculation of income (loss) per share – assuming dilution because the options were not dilutive.

Warrants to purchase 371,000 shares of common stock at exercise prices ranging from  $.08 to  $1.00 per share were outstanding for the three and nine months ended September 30, 2011, but were not included in the calculation of income (loss) per share – assuming dilution because the warrants were not dilutive.

A convertible promissory note to purchase 107,843 shares of common stock at an exercise price of  $1.00 per share was outstanding for the three and nine months ended September 30, 2011, but was not included in the calculation of income (loss) per share – assuming dilution because the convertible promissory note was not dilutive.

Basic and diluted loss per share was the same for the three and nine months ended September 30, 2010 because there was a net loss for each period.

Receivables, Loans, Notes Receivable, and Others	3 Months Ended
Sep. 30, 2011
Receivables, Loans, Notes Receivable, and Others
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
5.	ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	September 30, 2011	December 31, 2010

Accounts receivable	$225,040	$214,596
Less allowance for doubtful accounts	(199,379)	(198,477)

	$25,661	$16,119

Property, Plant, and Equipment	3 Months Ended
Sep. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]
6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	September 30, 2011	December 31, 2010

Computers and equipment	$1,515,647	$1,500,229
Leasehold improvements	991,750	970,890
Software	57,337	57,337
Furniture and fixtures	28,521	28,521

	2,593,255	2,556,977
Less accumulated depreciation	(2,504,232)	(2,470,912)

	$89,023	$86,065

Depreciation expense for the three months ended September 30, 2011 and 2010 was  $11,919 and  $14,721, respectively. Depreciation expense for the nine months ended September 30, 2011 and 2010 was  $33,320 and  $47,704, respectively.

Payables and Accruals	3 Months Ended
Sep. 30, 2011
Payables and Accruals
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
7.	ACCRUED AND OTHER LIABILITIES

Accrued and other current liabilities consist of the following:

	September 30, 2011	December 31, 2010

Accrued interest	$2,423	$—
Accrued deferred compensation	840,174	867,582
Accrued other liabilities	205,500	188,994

	1,048,097	1,056,576

Less current portion	1,025,919	1,038,311

	$22,178	$18,265

The Company’s top three executive officers have employment agreements which contain a “Change in Control” provision which provides for the immediate lump sum payment of their accrued deferred compensation in the event of a qualifying event.  Accrued deferred compensation subject to this provision totaled approximately  $615,865 and  $639,042 at September 30, 2011 and December 31, 2010, respectively.

Debt	3 Months Ended
Sep. 30, 2011
Debt
Debt Disclosure [Text Block]
8.	NOTES PAYABLE

Notes payable consist of the following:

	September 30, 2011	December 31, 2010
Convertible promissory note; interest at 12.5% of face amount, payable quarterly; this note is unsecured and matured in November 2003 (convertible into approximately 107,843 shares at September 30, 2011 and December 31, 2010) (1)	$55,000	$55,000

Secured promissory note from a shareholder; interest at 6%, requires monthly installments of interest only through December 30, 2010 then monthly installments of $3,301 including principal and interest; maturing December 30, 2011; secured by all tangible and intangible assets of the Company (2)	279,923	297,300

	334,923	352,300

Less current portion	78,450	77,452

	$256,473	$274,848

(1)

This convertible promissory note matured in November 2003. The Company has been unable to pay this note and has been making quarterly interest payments.  The lender has not made any demands for payment of the principal.  At September 30, 2011, the outstanding principal and accrued interest of the convertible promissory note was  $56,733.

(2)

The Company agreed to issue additional shares of stock to the shareholder in the event that any additional shares are issued at less than  $.50 per share, excluding employee stock options, prior to the payment in full of the secured promissory note. At September 30, 2011, the outstanding principal and interest of the secured promissory note was  $280,613.

Summary of Troubled Debt Restructuring Note, Debtor [Table Text Block]
11.	COMMON STOCK

Stock options for 725,697 shares of the Company’s common stock were exercised in May 2011 for  $7,256.

On December 29, 2009 the Company converted  $248,578 of accrued interest on an interim loan from a shareholder into 497,156 restricted shares of the Company’s common stock valued at  $.50 per share. These shares were equal to approximately 6.8% of the total number of shares outstanding and were issued on January 20, 2010. During the fourth quarter of 2009 this transaction was accounted for as a troubled debt restructuring and a gain on debt forgiveness of  $235,663 was recorded. In connection with the conversion, the Company also agreed to issue additional shares of stock to the holder of a secured promissory note in the event that any additional shares are issued at less than  $.50 per share, excluding employee stock options, prior to the payment in full of the secured promissory note (see Note 8 — Notes Payable). During the nine months ended September 30, 2011, no shares other than employee stock options shares were issued by the Company at less than  $.50 per share.

Equity	3 Months Ended
Sep. 30, 2011
Equity
Shareholders' Equity and Share-based Payments [Text Block]
9.	COMMON STOCK OPTIONS AND WARRANTS

The following table summarizes the Company’s employee stock option activity for the three and nine months ended September 30, 2011:

	Three Months	Weighted	Nine Months	Weighted
	Ended	Average	Ended	Average
	September 30, 2011	Exercise Price	September 30, 2011	Exercise Price
Options outstanding, beginning of the period	1,729,381	$.14	1,804,584	$.50

Options granted during the period	-	-	819,697	.01

Options exercised during the period	-	-	(725,697)	.01

Options expired during the period	(112,593)	.70	(281,796)	.84

Options outstanding, end of the period	1,616,788	$.10	1,616,788	$.10

The Company records compensation cost for new and modified awards over the related vesting period of such awards prospectively.

The following table summarizes the Company’s common stock purchase warrant and non-employee stock option activity for the three and nine months ended September 30, 2011:

	Three Months	Weighted	Nine Months	Weighted
	Ended	Average	Ended	Average
	September 30, 2011	Exercise Price	September 30, 2011	Exercise Price
Warrants and non-employee stock options outstanding, beginning and end of the period	591,000	$.49	591,000	$.49

Accounting Changes and Error Corrections	3 Months Ended
Sep. 30, 2011
Accounting Changes and Error Corrections
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
10.	RECENTLY ISSUED ACCOUNTING STANDARDS

Fair Value Measurements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. The Company is currently evaluating the effect that the provisions of this pronouncement will have on its financial statements.

Fair Value Measures and Disclosures	3 Months Ended
Sep. 30, 2011
Fair Value Measures and Disclosures
Fair Value Disclosures [Text Block]
12.	FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC 820-10 requires that an entity disclose the fair value of financial instruments for which it is practicable to estimate the value. The Company considers the carrying value of certain financial instruments on the balance sheets, including cash, accounts receivable, and other assets to be reasonable estimates of fair value. At September 30, 2011 and December 31, 2010, the carrying amount of the Company’s liabilities for corporate borrowings and other obligations was  $1,934,767 and  $1,942,622, respectively, and the fair value was estimated to be approximately  $155,000 and  $124,000, respectively. These amounts are based on the present value of estimated future cash outflows which is discounted based on the risk of nonperformance due to the uncertainty of the Company’s ability to continue as a going concern.

Related Party Disclosures	3 Months Ended
Sep. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]
13.	CERTAIN RELATIONSHIPS

The Company has an operating lease for certain equipment which is leased from one of its shareholders whose parent company holds a  $279,923 secured promissory note (see Note 8 — Notes Payable). The original lease was dated November 21, 2001 and the terms were  $6,088 per month for 12 months with a fair market purchase option at the end of the lease. Upon default on the lease, the Company was allowed to continue leasing the equipment on a month-to-month basis at the same monthly rate as the original lease. The Company was unable to make the month-to-month payments. In January and November 2006, the Company agreed to extend the expiration date on 425,000 and 140,000, respectively, of common stock purchase warrants for the lessor in return for a credit of  $17,960 and  $3,940, respectively, on the operating lease.  In September 2007, the lessor agreed to cease the monthly lease payments effective January 1, 2007 which generated a total of  $54,795 of forgiveness of debt income. The lessor also agreed to accept payments of  $499 per month on the balance owed.  In January and December 2009, the Company agreed to extend the expiration date on 425,000 and 140,000, respectively, of common stock purchase warrants for the lessor in return for a credit of  $3,445 and  $773, respectively, on the operating lease.  At September 30, 2011 and December 31, 2010 the Company had recorded  $256,443 in unpaid lease payments. The loss of this equipment would have a material adverse effect on the Company’s business, financial condition and results of operations. The Company has been unable to make all of the required payments pursuant to the terms of the September 2007 agreement. The lessor has not made any formal demands for payment or instituted collection action; however the Company is in discussions with the lessor to restructure this liability.

Risks and Uncertainties	3 Months Ended
Sep. 30, 2011
Risks and Uncertainties
Concentration Risk Disclosure [Text Block]
14.	CONCENTRATIONS

During the nine months ended September 30, 2011, the Company had two customers that each comprised approximately 16% and 9% of total revenues, respectively. During the three months ended September 30, 2011, these two customers each comprised approximately 20% and 9% of total revenues, respectively.  During the nine months ended September 30, 2010, the Company had one customer that comprised approximately 14% of total revenues.  During the three months ended September 30, 2010, this customer comprised approximately 13% of total revenues.

Compensation Related Costs, Retirement Benefits	3 Months Ended
Sep. 30, 2011
Compensation Related Costs, Retirement Benefits
Compensation and Employee Benefit Plans [Text Block]
15.	EMPLOYEE BENEFIT PLANS

The Company offers a SIMPLE IRA plan for all eligible employees. Employees meeting certain eligibility requirements can participate in the plan. Under the plan, the Company matches employee contributions to the plan up to 3% of the employee’s salary. The Company made matching contributions of  $831 and  $2,841, respectively, during the quarters ended September 30, 2011 and 2010. The Company made matching contributions of  $2,534 and  $8,611, respectively, during the nine months ended September 30, 2011 and 2010.

Commitment and Contingencies	3 Months Ended
Sep. 30, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]
16.	CONTINGENCIES

As a provider of telecommunications, the Company is affected by regulatory proceedings in the ordinary course of its business at the state and federal levels. These include proceedings before both the Federal Communications Commission and the Oklahoma Corporation Commission (“OCC”). In addition, in its operations the Company relies on obtaining many of its underlying telecommunications services and/or facilities from incumbent local exchange carriers or other carriers pursuant to interconnection or other agreements or arrangements. In January 2007, the Company concluded a regulatory proceeding pursuant to the Federal Telecommunications Act of 1996 before the OCC relating to the terms of its interconnection agreement with Southwestern Bell Telephone, L.P. d/b/a AT&T, which succeeds a prior interconnection agreement. The OCC approved this agreement in May 2007. This agreement may be affected by regulatory proceedings at the federal and state levels, with possible adverse impacts on the Company. The Company is unable to accurately predict the outcomes of such regulatory proceedings at this time, but an unfavorable outcome could have a material adverse effect on the Company’s business, financial condition or results of operations.

Subsequent Events	3 Months Ended
Sep. 30, 2011
Subsequent Events
Subsequent Events [Text Block]
17.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the time of filing these financial statements with the Securities and Exchange Commission.